Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of March 31, 2014 and 2013 are summarized below:

	Fair Value Measurements
	March 31, 2014	March 31, 2013
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 1:
Available-for-sale investments:
Listed equity securities	—	17,153
Level 2:
Available-for-sale investments:
Unlisted investments	1,050,500	1,045,200

Total financial assets measured at fair value	1,050,500	1,062,353